Income Taxes (Details 3) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Net deferred tax assets (liabilities)	₩ 0	₩ 0
Deferred foreign tax credit carryforwards	9,401	10,078
Tax credit carryforwards for research and human resource development	3,659	3,533
Temporary differences and loss carryforwards, recognized valuation allowance	30,327	₩ 31,146	₩ 30,902	₩ 24,352
Gravity Co., Ltd
Income Taxes
Net deferred tax assets (liabilities)	8,345
Deferred foreign tax credit carryforwards	8,813
Tax credit carryforwards for research and human resource development	1,835
Tax credits carry forwards, recognized valuation allowance	19,258
Gravity Co., Ltd | Korea
Income Taxes
Available loss carryforwards	₩ 30,792
NeoCyon, Inc.
Income Taxes
Percentage of Ownership	96.11%
NeoCyon, Inc. | Korea
Income Taxes
Net deferred tax assets (liabilities)	₩ 334
Deferred foreign tax credit carryforwards	452
Tax credit carryforwards for research and human resource development	1,819
Available loss carryforwards	₩ 6,660
Percentage of Ownership	96.11%
Temporary differences and loss carryforwards, recognized valuation allowance	₩ 3,809
Gravity Entertainment Corporation
Income Taxes
Percentage of Ownership	100.00%
Gravity Entertainment Corporation | Japan
Income Taxes
Net deferred tax assets (liabilities)	₩ 242
Available loss carryforwards	92
Temporary differences and loss carryforwards, recognized valuation allowance	₩ 141
Gravity Interactive, Inc.
Income Taxes
Percentage of Ownership	100.00%
Gravity Interactive, Inc. | United States
Income Taxes
Available loss carryforwards, recognized valuation allowance	₩ 4,337
Gravity Interactive, Inc. | United States | Domestic
Income Taxes
Available loss carryforwards	10,250
Gravity Interactive, Inc. | United States | State tax
Income Taxes
Available loss carryforwards	₩ 10,625
Gravity Games Corporation
Income Taxes
Percentage of Ownership	85.50%
Gravity Games Corporation | Korea
Income Taxes
Net deferred tax assets (liabilities)	₩ 1,731
Deferred foreign tax credit carryforwards	137
Tax credit carryforwards for research and human resource development	75
Available loss carryforwards	₩ 9,951
Percentage of Ownership	85.50%
Temporary differences and loss carryforwards, recognized valuation allowance	₩ 2,782